Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Commissions and fees (CHF million)
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Lending business
Commissions and fees (CHF million)
Commissions and fees	364	307	349	671	691
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,033	979	1,072	2,012	2,142
Other securities business
Commissions and fees (CHF million)
Commissions and fees	24	21	22	45	37
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,057	1,000	1,094	2,057	2,179
Underwriting
Commissions and fees (CHF million)
Commissions and fees	311	411	491	722	1,033
Brokerage
Commissions and fees (CHF million)
Commissions and fees	896	989	989	1,885	2,197
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	1,207	1,400	1,480	2,607	3,230
Other services
Commissions and fees (CHF million)
Commissions and fees	502	465	540	967	1,034